Property and Equipment - Summary of Depreciation Expenses Recognized in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 545	₩ 375	₩ 340
Cost of Revenue
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	260	182	223
Selling, General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	233	150	99
Research and Development
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 52	₩ 43	₩ 18